Consolidated Statements of Operations (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
REVENUES
Product sales	$ 2,564.2	$ 5,551.8	$ 5,800.1	$ 4,164.3
COSTS AND EXPENSES
Production costs (exclusive of depreciation and amortization)	1,450.3	3,190.4	2,989.0	2,573.6
Depreciation and amortization	389.4	729.9	745.3	631.1
Corporate expenditure	24.5	46.6	37.6	54.5
Employee termination costs	35.3	13.8	32.8	10.3
Exploration expenditure	53.2	135.3	125.4	86.6
Feasibility and evaluation costs	9.3	103.5	95.2
(Profit)/loss on disposal of property, plant and equipment	(0.7)	(0.5)	0.4	(0.3)
Impairment of assets		41.6	9.5
Increase/(decrease) in provision for post-retirement health care costs	(0.1)	0.3	0.1	(9.4)
Accretion expense on provision for environmental rehabilitation	10.9	28.2	24.9	19.3
Costs and Expenses, Total	1,972.1	4,289.1	4,060.2	3,365.7
OTHER (EXPENSES)/INCOME
Interest and dividends	12.9	29.2	25.4	40.2
Finance expense	(31.7)	(70.1)	(54.3)	(65.2)
(Loss)/gain on financial instruments	1.0	(0.4)	4.4	27.7
(Loss)/gain on foreign exchange	(1.4)	(13.8)	9.1	(8.5)
Profit/(loss) on disposal of listed investments	(0.4)	27.6	12.8	111.7
Impairment of listed investments		(10.5)	(0.5)	(8.1)
South African Equity Empowerment Transactions	(297.6)
Royalties	(43.3)	(151.2)	(149.7)
Other expenses	(36.8)	(77.4)	(79.3)	(45.0)
Nonoperating Income (Expense), Total	(397.3)	(266.6)	(232.1)	52.8
INCOME BEFORE TAX, IMPAIRMENT OF INVESTMENT IN EQUITY INVESTEE AND SHARE OF EQUITY INVESTEES' (LOSSES)/PROFITS	194.8	996.1	1,507.8	851.4
Income and mining tax expense	(133.8)	(291.9)	(552.0)	(358.4)
INCOME BEFORE IMPAIRMENT OF INVESTMENT IN EQUITY INVESTEE AND SHARE OF EQUITY INVESTEES' (LOSSES)/PROFITS	61.0	704.2	955.8	493.0
Impairment of investment in equity investee			(6.8)
Share of equity investees' (losses)/profits	4.9	(51.7)	4.0	(22.7)
Profit or loss for the period	65.9	652.5	953.0	470.3
Net loss/(income) attributable to noncontrolling interests	(53.3)	1.8	(71.5)	(79.3)
Net income attributable to Gold Fields shareholders	$ 12.6	$ 654.3	$ 881.5	$ 391.0
BASIC EARNINGS PER SHARE ($)	$ 0.02	$ 0.90	$ 1.22	$ 0.55
DILUTED EARNINGS PER SHARE ($)	$ 0.02	$ 0.90	$ 1.21	$ 0.55
WEIGHTED AVERAGE NUMBER OF SHARES USED IN THE
- COMPUTATION OF BASIC EARNINGS PER SHARE	711,011,673	727,459,457	722,376,228	705,364,200
- COMPUTATION OF DILUTED EARNINGS PER SHARE	719,689,050	730,723,950	730,787,498	714,549,842
DIVIDEND PER SHARE ($)	$ 0.10	$ 0.50	$ 0.24	$ 0.17